Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 476,659	$ 313,564	$ 338,160
Cost of sales	(455,508)	(279,686)	(313,373)
Gross profit	21,151	33,878	24,787
Other operating income	587	814	385
Selling, general and administrative expenses	(26,484)	(27,006)	(25,051)
Other operating expenses	(227)	(129)	(770)
Operating (loss) /profit	(4,973)	7,557	(649)
Finance costs	(1,251)	(744)	(1,012)
Finance income	123	320	506
Share of loss of associates	(1)	(1)	(3)
Exchange (loss)/gain	(4,425)	(579)	1,550
Other income	671	1,173	717
Other expense	(1)	(1)	(3)
(Loss)/profit before tax	(9,857)	7,725	1,106
Income tax benefit/(expense)	1,345	(4,016)	(2,057)
(Loss)/profit for the year	(8,512)	3,709	(951)
Attributable to:
Equity holders of the parent	(2,642)	(552)	(1,632)
Non-controlling interests	(5,870)	4,261	681
(Loss)/profit for the year	$ (8,512)	$ 3,709	$ (951)
(Loss) /earnings per share
Basic and diluted (loss) / profit for the year attributable to equity holders of the parent	$ (0.19)	$ (0.04)	$ (0.12)